Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives of intangible assets

	Customer contracts	Liquor license	Software Development costs	Contracted services
Useful lives	Finite (15 years)	Finite (15 years)	Finite (5 years)	Finite (5 years)